Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	All material intercompany transactions and balances have been eliminated.
Subsidiaries	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color Metaverse	Singapore	100%
Color Star Ohio	Ohio, USA	100%
DMCC	United Arab Emirates	100%
Model Queen	Hong Kong	100%
Color Star Hainan(1)	PRC	100%
(1)	Dissolved on May 15, 2025

Schedule of Information of Revenues

Information of revenues is as follows:

	For the Years Ended June 30,
	2025	2024	2023
Concerts and entertainment events	$-	$2,722,642	$-
Construction management consulting services	-	107,800	-
Cryptocurrency mining revenue	8,726,016	-	-
Total revenue	$8,726,016	$2,830,442	$-

Schedule of Estimated Useful Lives of Assets

The estimated useful lives of assets are as follows:

Useful life
Office equipment	3 years
Cryptocurrency mining equipment*	3 years
*	It reflects the expected technological and economic life cycle of the mining hardware.